Document And Entity Information	May 16, 2023
Document Information [Line Items]
Entity, Registrant Name	NATURAL HEALTH TRENDS CORP.
Document, Type	8-K
Document, Period End Date	May 16, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36849
Entity, Tax Identification Number	59-2705336
Entity, Address, Address Line One	Units 1205-07, 12F, Mira Place Tower A
Entity, Address, Address Line Two	132 Nathan Road
Entity, Address, Address Line Three	Tsimshatsui
Entity, Address, City or Town	Kowloon
Entity, Address, Country	HK
City Area Code	852
Local Phone Number	3107-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000912061